Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Balance Sheet
Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	18,243	20,401	3,201
Short-term investments	—	—	—
Prepayments and other current assets	131,128	147,396	23,130
Due from subsidiaries and related parties	1,429,987	3,124,311	490,273

Total current assets	1,579,358	3,292,108	516,604

Non-current assets
Long-term investments	492,714	446,969	70,139
Investment in subsidiaries	2,625,791	897,699	140,869
Other non-current assets	—	2,881	450

Total non-current assets	3,118,505	1,347,549	211,458

Total assets	4,697,863	4,639,657	728,062

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	22,893	19,110	2,999
Due to subsidiaries and related parties	754,136	1,159,795	181,997
Income tax payable	2,769	11,997	1,883

Total current liabilities	779,798	1,190,902	186,879

Deferred tax liabilities	39,830	40,908	6,419
Other non-current liabilities	130,854	128,721	20,199

Total non-current liabilities	170,684	169,629	26,618

Total liabilities	950,482	1,360,531	213,497

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 482,113,756 and 487,234,522 shares issued as of December 31, 2020 and 2021, respectively; 482,113,756 and 487,234,522 shares outstanding as of December 31, 2020 and 2021, respectively)	78	79	12
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 957,465,244 and 957,465,244 shares issued as of December 31, 2020 and 2021, respectively; 945,496,827 and 945,496,827 shares outstanding as of December 31, 2020 and 2021, respectively)	156	156	24
Additional paid-in capital	2,726,619	2,685,544	421,420
Retained earnings	857,188	505,085	79,259
Accumulated other comprehensive income	163,340	88,262	13,850

Total shareholders’ equity	3,747,381	3,279,126	514,565

Total liabilities and shareholders’ equity	4,697,863	4,639,657	728,062

Condensed Comprehensive Income
Statements of Comprehensive (loss) income

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	(5)	—	—	—
Gross profit	(5)	—	—	—
Operating expenses
Research and development	(858)	(482)	(3)	—
General and administrative	(41,872)	(45,159)	(21,978)	(3,449)
Impairment of goodwill	(64,154)	—	—	—

Total operating expenses	(106,884)	(45,641)	(21,981)	(3,449)

Equity in loss of subsidiaries	(495,735)	(168,217)	(352,616)	(55,336)
Interest income (expense), net	21,677	2,325	(9)	(1)
Foreign exchange gains (loss), net	152	(315)	71	11
Other income, net	306,006	711,629	35,537	5,577

(Loss) income before income taxes	(274,789)	499,781	(338,998)	(53,198)

Income tax expense s	(39,188)	(83,049)	(12,128)	(1,903)

Net ( l oss) income	(313,977)	416,732	(351,126)	(55,101)

Other comprehensive income (loss), net of tax of nil
Unrealized gains (losses) on available-for-sale securities, net	10,913	(7,250)	—	—
Foreign currency translation adjustments	77,556	(167,183)	(75,078)	(11,781)

Other comprehensive income (loss)	88,469	(174,433)	(75,078)	(11,781)

Total comprehensive ( l oss) income	(225,508)	242,299	(426,204)	(66,882)

Condensed Cash Flow Statement
Statements of Cash Flows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(15,258)	(2,186)	666	105
Net cash provided (used in) by investing activities	375,584	1,345,523	(864,999)	(135,737)
Net cash (used in) provided by financing activities	(494,055)	(1,453,285)	891,960	139,968
Effect of exchange rate changes on cash and cash equivalents and restricted cash	64,769	(121,395)	(25,469)	(3,997)

Net (decrease) increase in cash and cash equivalents and restricted cash	(68,960)	(231,343)	2,158	339

Cash and cash equivalents and restricted cash at beginning of the year	318,546	249,586	18,243	2,863

Cash and cash equivalents and restricted cash at end of the year	249,586	18,243	20,401	3,202